Note 4 - Receivables	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Financing Receivables [Text Block]	4. Receivables
	December 31,
	2022	2021
	A$	A$
Accounts receivables	974,323	476,164
Allowance for credit losses	0	0
	974,323	476,164